Commitments	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
Commitments	COMMITMENTS
On January 20, 2020, Crescent Point closed the sale of certain gas infrastructure assets in Saskatchewan. In connection with the sale, the Company entered into a gas handling agreement that includes a long-term volume commitment.
At December 31, 2020, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (1)	5.1	9.9	13.1	30.6	58.7
Gas Processing	39.4	80.5	82.2	369.8	571.9
Transportation	14.8	24.8	24.3	1.2	65.1
Total contractual commitments (2)	59.3	115.2	119.6	401.6	695.7
(1) Includes operating costs on the Company's office space, net of $10.4 million recoveries from subleases.
(2) Excludes contracts accounted for under IFRS 16. See Note 12 - "Leases" for additional information.